Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in goodwill, net of purchase accounting adjustments
Changes in goodwill during the years ended December 31, 2015 and 2014 are summarized as follows (in millions):

	IFS	GFS	Corporate & Other	Total
Balance, December 31, 2013	$6,552.6	$1,686.8	$260.6	$8,500.0
Goodwill acquired during 2014	74.2	329.8	—	404.0
Purchase price and foreign currency adjustments	—	(26.4)	—	(26.4)
Balance, December 31, 2014	6,626.8	1,990.2	260.6	8,877.6
Goodwill acquired during 2015	1,049.2	4,653.4	300.8	6,003.4
Goodwill distributed through sale of non-strategic assets	—	—	(98.1)	(98.1)
Purchase price and foreign currency adjustments	—	(38.2)	—	(38.2)
Balance, December 31, 2015	$7,676.0	$6,605.4	$463.3	$14,744.7